Condensed Consolidated Statements of Operations - BRL (R$) shares in Thousands, R$ in Thousands	6 Months Ended				12 Months Ended
	Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Net operating revenue	R$ 11,213,566		R$ 11,998,389		R$ 23,789,654		R$ 25,996,423		R$ 27,353,765
Cost of sales and services	(7,839,452)		(7,792,573)		(15,676,216)		(16,741,791)		(16,250,083)
Gross profit	3,374,114		4,205,816		8,113,438		9,254,632		11,103,682
Operating (expenses) income
Selling expenses	(2,337,920)		(2,119,432)		(4,399,936)		(4,383,163)		(4,719,811)
General and administrative expenses	(1,290,071)		(1,574,597)		(3,064,252)		(3,687,706)		(3,912,178)
Other operating income (expenses), net	425,738		100,625		(1,043,922)		(1,237,085)		(2,294,320)
Reorganization items, net	16,309,072		(275,425)		(2,371,918)		(9,005,998)
Loss before financial and taxes	16,480,933		336,987		(2,766,590)		(9,059,320)		177,373
Financial expenses, net	(447,955)		(1,353,289)		(1,612,058)		(4,375,309)		(6,724,489)
Income (loss) before taxes	16,032,978	[1]	(1,016,302)	[1]	(4,378,648)	[2]	(13,434,629)	[2]	(6,547,116)	[2]
Income tax expense (current and deferred)	(24,632)		261,607		350,987		(2,245,113)		(3,379,928)
Loss from continuing operations	16,008,346		(754,695)		(4,027,661)		(15,679,742)		(9,927,044)
Loss for the year from discontinued operations, net									(867,139)
Net loss for the year	16,008,346		(754,695)		(4,027,661)		(15,679,742)		(10,794,183)
Net loss attributable to owners of the Company	16,000,786		(723,171)		(3,736,518)		(15,502,132)		(10,381,490)
Net loss attributable to non-controlling interests	7,560		(31,524)		(291,143)		(177,610)		(412,693)
Common Stock
Operating (expenses) income
Net loss attributable to owners of the Company	R$ 12,308,490		R$ (556,294)		R$ (2,874,290)		R$ (11,924,904)		R$ (4,473,818)
Weighted average number of outstanding shares-basic and diluted	519,752		519,752		519,752		519,752		314,518
Net loss per share attributable to owners of the Company shares-basic and diluted	R$ 23.68		R$ (1.07)		R$ (5.53)		R$ (22.94)		R$ (14.22)
Net loss per share from continuing operation attributable to owners of the Company shares-basic and diluted	R$ 23.68		R$ (1.07)		R$ (5.53)		R$ (22.94)		(13.04)
Net loss per share from discontinued operation attributable to owners of the Company shares-basic and diluted									R$ (1.13)
Preferred Stock
Operating (expenses) income
Net loss attributable to owners of the Company	R$ 3,692,296		R$ (166,877)		R$ (862,228)		R$ (3,577,228)		R$ (5,907,672)
Weighted average number of outstanding shares-basic and diluted	155,915		155,915		155,915		155,915		415,321
Net loss per share attributable to owners of the Company shares-basic and diluted	R$ 23.68		R$ (1.07)		R$ (5.53)		R$ (22.94)		R$ (14.22)
Net loss per share from continuing operation attributable to owners of the Company shares-basic and diluted	R$ 23.68		R$ (1.07)		R$ (5.53)		R$ (22.94)		(13.04)
Net loss per share from discontinued operation attributable to owners of the Company shares-basic and diluted									R$ (1.13)

[1]	At June 30, 2018 and 2017 profit (loss) before income taxes and income tax (expense) benefit for continuing operations is as follows:
[2]	At December 31, 2017, 2016 and 2015 loss before income taxes and income tax (expense) benefit for continuing operations is as follows: 2017 Brazil Foreign operations Total Loss before income taxes (3,115,832) (1,262,816) (4,378,648) Income tax benefit 311,895 39,092 350,987 Current tax (expense) (893,031) (13,049) (906,080) Deferred tax (expense) benefit 1,204,926 52,141 (*) 1,257,067 (*) The amount of R$52,141 is related to the Tax effect of the entities classified as held-for-sale. 2016 Brazil Foreign operations Total Loss before income taxes (12,402,406) (1,032,222) (13,434,628) Income tax (expense) (2,054,234) (190,879) (2,245,113) Current tax (expense) (521,773) (191,041) (712,814) Deferred tax (expense) benefit (1,532,461) 162 (1,532,299) 2015 Brazil Foreign operations Total Loss before income taxes (5,650,150) (896,965) (6,547,115) Income tax (expense) (3,191,187) (188,741) (3,379,928) Current tax (expense) (589,090) (192,486) (781,576) Deferred tax (expense) benefit (2,602,097) 3,745 (2,598,352)